Award Timing Disclosure	12 Months Ended
Feb. 01, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Relating to the Timing of Certain Equity Awards
Pursuant to our Amended and Restated Long-Term Stock Incentive Plan, we may grant stock options to certain employees from time to time; however, we have not granted stock options since 2003. Although we have not adopted a formal policy regarding the timing of equity awards, including stock options, our NC&G Committee generally approves equity awards during a regularly scheduled meeting in the first quarter of the fiscal year. Our NC&G Committee does not grant equity awards in anticipation of the release of material nonpublic information, nor is the timing of disclosures of material nonpublic information based on equity award grant dates.

Award Timing Method	Although we have not adopted a formal policy regarding the timing of equity awards, including stock options, our NC&G Committee generally approves equity awards during a regularly scheduled meeting in the first quarter of the fiscal year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Our NC&G Committee does not grant equity awards in anticipation of the release of material nonpublic information, nor is the timing of disclosures of material nonpublic information based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false